SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 38,119	$ 34,049
Less: Accumulated depreciation		(7,886)	(6,239)
Plant and equipment, net	$ 22,129	30,233	27,810
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		43	25
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		37,185	33,132
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 891	$ 892